HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as discontinued operations relating to Algeria (Details) - USD ($) $ in Millions	Dec. 31, 2022	Aug. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment	$ 2,848		$ 6,717
Goodwill	394		1,542	$ 2,682
Net deferred tax position	238		113
Other assets	208		344
Total assets held for sale	15,083		15,921
Non-current liabilities	5,439		9,642
Current liabilities	$ 4,645		4,383
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment		$ 555	527
Intangible assets excl. goodwill		120	111
Goodwill		953	1,001
Net deferred tax position		35	35
Other assets		234	172
Total assets held for sale		1,897	1,846
Non-current liabilities		91	106
Current liabilities		276	285
Total liabilities held for sale		$ 367	$ 391